FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
					         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


					    Cleveland,  Ohio		September 30, 2001
		[Signature]		        [City, State]	     	Date

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     45

	c.	Information Table Value Total	$ 143,002

		List of Other Included Managers	    None












FORM 13 F
(SEC USE ONLY)

Quarter Ending September 30, 2001    Name of Reporting Manager     First
Fiduciary Investment Counsel, Inc.
                                           	Fair Market
Investment Discretion 	Voting Authority  	Share		Shares
                     	Title of          	Value        	Principal
Name of Issuer       	Class  CUSIP #    	(thousands)  	Amount

ALBERTSON'S		common	013104104	7,784		405,000
AT&T			common	001957109	2,884		3,450,361
AT&T WIRELESS SVCS	common	00209A106	755		2,530,000
AUGUST TECHNOLOGY	common	05106U105	205		12,765
BP			common	055622104	5,155		3,747,366
CARPENTER TECHNOLOGY	common	144285103	4,153		22,059
CINERGY			common	172474108	4,626		159,009
CLOROX			common	189054109	5,957		236,513
CORNING			common	219350105	2,477		930,138
CROWN CORK & SEAL	common	228255105	548		125,634
CUMMINS			common	231021106	205		41,200
DU PONT			common	263534109	4,592		1,042,807
EMERSON ELECTRIC	common	291011104	4,455		428,452
ENGELHARD		common	292845104	285		130,759
EXXON MOBIL		common	30231G102	2,081		6,899,752
GENERAL ELECTRIC	common	369604103	239		9,933,071
GENERAL MILLS		common	370334104	3,945		284,590
GENERAL MOTORS		common	370442105	2,755		548,590
GENUINE PARTS		common	372460105	4,637		172,009
GOODRICH		common	382388106	3,302		103,344
HERCULES		common	427056106	3,007		108,007
INGERSOLL-RAND		common	456866102	1,858		168,385
INT'L PAPER		common	460146103	4,412		483,017
KEYCORP			common	493267108	4,510		424,518
KEYSPAN			common	49337W100	660		137,321
KIMBERLY-CLARK		common	494368103	5,847		532,203
LUBRIZOL		common	549271104	4,406		51,181
MAYTAG			common	578592107	1,953		76,111
MCDONALD'S		common	580135101	1,296		1,293,287
MERCK & CO.		common	589331107	951		2,293,005
MOTOROLA		common	620076109	3,639		2,196,164
NAT'L CITY		common	635405103	6,130		600,750
PACTIV			common	695257105	7,705		158,724
PHILIP MORRIS		common	718154107	5,172		2,199,658
PHILLIPS PETROLEUM	common	718507106	1,452		379,240
PPG INDUSTRIES		common	693506107	2,586		168,397
SANMINA			common	800907107	306		319,690
SARA LEE		common	803111103	7,229		786,546
SCHERING-PLOUGH		common	806605101	531		1,463,057
SHERWIN-WILLIAMS	common	824348106	679		156,665
TECO ENERGY		common	872375100	3,671		135,689
USX-MARATHON GROUP	common	902905827	6,731		308,607
USX-U.S. STEEL GROUP	common	90337T101	2,035		88,800
V.F. CORP		common	918204108	5,823		111,990
WACHOVIA		common	929903102	7,080		1,402,013

TOTAL PORTFOLIO VALUE				143,002





(SEC USE ONLY)


     Investment Discretion
                                Shared a Shared            Voting Authority
(Shared)
              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
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               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
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               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
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               X                                    N/A       X
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               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
               X                                    N/A       X
